Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Prior service cost	$ 0	$ 2,423
Less: amount recognized in regulatory assets	368,421	476,720
Recognized in AOCI	(41,223)	(52,470)
Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial (loss) gain	(289,141)	(423,662)
Prior service cost	(2,067)	(2,423)
Less: amount recognized in regulatory assets	249,985	373,615
Recognized in AOCI	$ (41,223)	$ (52,470)